United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number: 811-21064

                AllianceBernstein Global Growth Trends Fund, Inc.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105 (Address of principal executive offices) (Zip code)

                              Edmund P. Bergan, Jr.
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672


                     Date of fiscal year end: June 30, 2003

                     Date of reporting period: June 30, 2003

ITEM 1.  REPORTS TO STOCKHOLDERS.



ALLIANCEBERNSTEIN GLOBAL GROWTH TRENDS FUND, INC.

July 30, 2003
ANNUAL REPORT

AllianceBernstein
Investment Research & Management

ALLIANCEBERNSTEIN GLOBAL GROWTH TRENDS FUND

July 30, 2003

ANNUAL REPORT


We're excited to announce that Alliance Fund Distributors, Inc. has become AllianceBernstein Investment Research and Management, Inc. All of Alliance Capital's domestic mutual funds have been renamed AllianceBernstein.

This report provides management's discussion of fund performance for AllianceBernstein Global Growth Trends Fund (the "Fund") for the annual reporting period ended June 30, 2003.

INVESTMENT OBJECTIVE AND POLICIES
This open-end fund seeks long-term growth of capital. The Fund invests primarily in a global portfolio of equity securities of companies within various market sectors selected by Alliance for their growth potential. Examples of the types of market sectors into which Alliance may invest the Fund's assets include, but are not limited to, communications and information technology, health care, financial services, infrastructure, energy, and consumer growth. Alliance will allocate the Fund's investments among selected market sectors based on its assessment of both current and forecasted economic and investment conditions. Within each sector, stock selection will emphasize investment in companies representing the industry analyst groups' top picks for their respective sectors. The Fund expects to invest, under normal circumstances, in the equity securities of companies based in at least three countries (and normally substantially more), one of which may be the United States.

INVESTMENT RESULTS
The following table provides the performance results for the Fund and its benchmark, the Morgan Stanley Capital International (MSCI) World Index, for the six-month and since inception periods ended June 30, 2003.


INVESTMENT RESULTS*                                           ==========================================
Periods Ended June 30, 2003                                                 Returns
                                                              6 Months           Since Inception**
--------------------------------------------------------------------------------------------------------
AllianceBernstein Global Growth Trends Fund
--------------------------------------------------------------------------------------------------------
     Class A                                                  11.19%                   13.30%
--------------------------------------------------------------------------------------------------------
     Class B                                                  10.83%                   12.60%
--------------------------------------------------------------------------------------------------------
     Class C                                                  10.83%                   12.60%
--------------------------------------------------------------------------------------------------------
MSCI World Index                                              11.12%                    9.88%***
--------------------------------------------------------------------------------------------------------


The Fund's investment results are based on the net asset value (NAV) of each class of shares as of June 30, 2003. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. All fees and expenses related to the operation of the

                                       I

Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for Advisor Class shares will vary due to different expenses associated with this class. Returns for the Fund include the reinvestment of any distributions paid during each period. During the reporting period, the Advisor waived a portion of its advisory fee or reimbursed the Fund for a portion of its expenses to the extent necessary to limit the Fund's expenses to 1.70% for Class A, 2.40% for Class B, 2.40% for Class C and 1.40% for Advisor Class. This waiver extends through the Fund's current fiscal year and may be extended by the Advisor for additional one-year terms. Past performance is no guarantee of future results.

The unmanaged MSCI World Index is a market capitalization-weighted index that measures the performance of stock markets in 23 countries. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including AllianceBernstein Global Growth Trends Fund.

** Inception date for all classes of shares: 7/22/02.

*** Source: mscidata.com.

In the six-month period ending June 30, 2003, the Fund's Class A shares produced a return of 11.19%, which was slightly better than the 11.12% return produced by the MSCI World Index. The Fund benefited from favorable relative performance in the financial, infrastructure and technology sectors, which outperformed their respective sectors of the MSCI World Index. The consumer growth sector, on the other hand, underperformed the consumer growth sector of the MSCI World Index.

In the period since the Fund's inception on July 22, 2002, the Fund's Class A shares produced a return of 13.30%, which was better than the 9.88% return produced by the MSCI World Index. The Fund benefited from strong relative performance in the financial sector, which outperformed the financial component of the MSCI World Index. The Fund also benefited from an overweighted position in the health care sector, which performed well relative to the overall index.

MARKET OVERVIEW AND INVESTMENT STRATEGY
The last 12 months have been very volatile for global equity markets, as the bear market that started in the spring of 2000 has been interrupted by periodic rallies. Fortunately, stock markets rallied strongly over the past six months of the reporting period ending June 30, 2003. Much of the rally occurred in the last three months of the period, which saw a resolution of the war in Iraq and slightly better economic and corporate news.

Our investment strategy remained relatively constant throughout the last six- and 12-month periods. The Fund was overweighted in the health care sector, which we believed offered a favorable combination of good long-term growth prospects and attractive valuation. We believed that health care companies would be relatively immune to the negative impact of slow economic growth. We have also attempted to position the Fund for an upturn in the capital markets by investing in a


                                       II
variety of financial companies with exposure to the capital markets. These stocks were quite volatile in 2002, but have generally performed well in 2003.

Through most of the last year, we have remained approximately market-weighted in the technology sector. In recent weeks, however, we have reduced our exposure to the financial sector, and increased our exposure to the technology sector.


INVESTMENT RESULTS
-----------------------------------------------------------------------------------------------------------------
CUMULATIVE TOTAL RETURNS AS OF JUNE 30, 2003                                  Without Sales   With Sales Charge
                                                                                 Charge
Class A Shares
-----------------------------------------------------------------------------------------------------------------
Since Inception*                                                                 13.30%              8.52%
-----------------------------------------------------------------------------------------------------------------
Class B Shares                                                                Without Sales   With Sales Charge
                                                                                 Charge
-----------------------------------------------------------------------------------------------------------------
Since Inception*                                                                 12.60%              8.60%
-----------------------------------------------------------------------------------------------------------------
Class C Shares                                                                Without Sales   With Sales Charge
                                                                                 Charge
-----------------------------------------------------------------------------------------------------------------
Since Inception*                                                                 12.60%             11.60%
-----------------------------------------------------------------------------------------------------------------


The Fund's investment results represent cumulative total returns. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without and with the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year, 1% contingent deferred sales charge for accounts over $1,000,000. Returns for Advisor Class shares will vary due to different expenses associated with this class.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

* Inception date for all share classes: 7/22/02.


                                      III

MSCI World
Index: $11,040

AllianceBernstein
Global Growth Trends
Class A: $10,847


             AllianceBernstein Global Growth Trends Fund       MSCI World Index
7/22/2002                    9575                                   10000
7/31/2002                    9987                                   10306
8/31/2002                    9929                                   10327
9/30/2002                    9019                                    9193
10/31/2002                   9708                                    9874
11/30/2002                  10197                                   10408
12/31/2002                   9756                                    9905
1/31/2003                    9315                                    9606
2/28/2003                    9190                                    9442
3/31/2003                    9277                                    9416
4/30/2003                   10157                                   10257
5/31/2003                   10655                                   10848
6/30/2003                   10847                                   11040

This chart illustrates the total value of an assumed $10,000 investment in AllianceBernstein Global Growth Trends Fund Class A shares (from 7/22/02 to 6/30/03) as compared to the performance of an appropriate index. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains. Performance for Class B, Class C and Advisor Class shares will vary from the results shown above due to differences in expenses charged to these classes. Past performance is not indicative of future results, and is not representative of future gain or loss in capital value or dividend income.

The unmanaged MSCI World Index is a market capitalization-weighted index that measures the performance of stock markets in 23 countries.

When comparing AllianceBernstein Global Growth Trends Fund to the index shown above, you should note that no sales charges are reflected in the performance of the index. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including AllianceBernstein Global Growth Trends Fund.

                                       IV

    ALLIANCEBERNSTEIN GLOBAL GROWTH TRENDS FUND, INC.
    PORTFOLIO OF INVESTMENTS
    June 30, 2003

Company                                                     Shares  U.S. $ Value
--------------------------------------------------------------------------------

COMMON STOCKS - 98.9%
United States Investments - 54.1%

Health Care - 13.3%
Biotechnology -2.6%
Amgen, Inc.(a) .........................................         200   $  13,288
Applera Corp.-Applied Biosystems Group .................         400       7,612
Genentech, Inc.(a) .....................................         200      14,424
Gilead Sciences, Inc.(a) ...............................         200      11,116
MedImmune, Inc.(a) .....................................         300      10,911
                                                                       ---------
                                                                          57,351
                                                                       ---------

Drugs - 4.4%
Allergan, Inc. .........................................         150      11,565
Forest Laboratories, Inc.(a) ...........................         400      21,900
Pfizer, Inc. ...........................................       1,420      48,493
Wyeth ..................................................         400      18,220
                                                                       ---------
                                                                         100,178
                                                                       ---------

Medical Products - 2.8%
Boston Scientific Corp.(a) .............................         300      18,330
Johnson & Johnson ......................................         250      12,925
Medtronic, Inc. ........................................         300      14,391
St. Jude Medical, Inc.(a) ..............................         200      11,500
Stryker Corp. ..........................................         100       6,937
                                                                       ---------
                                                                          64,083
                                                                       ---------

Medical Sevices - 3.5%
Anthem, Inc.(a) ........................................         200      15,430
Cardinal Health, Inc. ..................................         200      12,860
Health Management Associates, Inc. Cl. A ...............         800      14,760
UnitedHealth Group, Inc. ...............................         400      20,100
WellPoint Health Networks, Inc. (a) ....................         200      16,860
                                                                       ---------
                                                                          80,010
                                                                       ---------
                                                                         301,622
                                                                       ---------

Finance - 12.6%
Banking-Money Center - 2.7%
J. P. Morgan Chase & Co. ...............................       1,800      61,524
                                                                       ---------

Brokerage & Money Management - 1.3%
Morgan Stanley .........................................         700      29,925
                                                                       ---------

Insurance - 2.6%
ACE Ltd. ...............................................         600      20,574
American International Group, Inc. .....................         700      38,626
                                                                       ---------
                                                                          59,200
                                                                       ---------

Company                                                     Shares  U.S. $ Value
--------------------------------------------------------------------------------

Mortgage Banking - 2.1%
Fannie Mae .............................................         700   $  47,208
                                                                       ---------

Miscellaneous - 3.9%
Citigroup, Inc. ........................................       1,300      55,640
MBNA Corp. .............................................       1,600      33,344
                                                                       ---------
                                                                          88,984
                                                                       ---------
                                                                         286,841
                                                                       ---------

Technology - 7.7%
Communication Equipment - 1.4%
Cisco Systems, Inc.(a) .................................         700      11,683
Juniper Networks, Inc.(a) ..............................         800       9,896
Lucent Technologies, Inc.(a) ...........................       1,500       3,045
QUALCOMM, Inc. .........................................         200       7,150
                                                                       ---------
                                                                          31,774
                                                                       ---------

Computer Hardware/Storage - 0.4%
Dell Computer Corp.(a) .................................         300       9,588
                                                                       ---------

Computer Services - 0.8%
Concord EFS, Inc. ......................................         100       1,472
First Data Corp. .......................................         300      12,432
Fiserv, Inc.(a) ........................................         100       3,561
                                                                       ---------
                                                                          17,465
                                                                       ---------

Contract Manufacturing - 0.1%
Sanmina-SCI Corp.(a) ...................................         500       3,155
                                                                       ---------

Internet Infrastructure - 0.5%
eBay, Inc.(a) ..........................................         100      10,418
                                                                       ---------

Semiconductor Capital Equipment - 0.4%
Applied Materials, Inc.(a) .............................         600       9,516
                                                                       ---------

Semiconductor Components - 2.1%
Altera Corp.(a) ........................................         700      11,480
Intel Corp. ............................................         600      12,471
Linear Technology Corp. ................................         400      12,884
Maxim Intergrated Products, Inc. .......................         300      10,257
                                                                       ---------
                                                                          47,092
                                                                       ---------

Software - 2.0%
Electronic Arts, Inc.(a) ...............................         100       7,399
Microsoft Corp.(a) .....................................         800      20,488
Symantec Corp.(a) ......................................         300      13,158
VERITAS Software Corp.(a) ..............................         200       5,734
                                                                       ---------
                                                                          46,779
                                                                       ---------
                                                                         175,787
                                                                       ---------

Consumer Services - 6.2%
Broadcasting & Cable - 2.2%
Comcast Corp. Cl.A(a) ..................................          97       2,928
Comcast Corp.-Special Cl.A(a) ..........................         800      23,064
EchoStar Communications Corp. Cl.A(a) ..................         200       6,924
Viacom, Inc. Cl.B(a) ...................................         400      17,464
                                                                       ---------
                                                                          50,380
                                                                       ---------

Company                                                     Shares  U.S. $ Value
--------------------------------------------------------------------------------

Entertainment & Leisure - 1.0%
Harley-Davidson, Inc. ..................................         400   $  15,944
Royal Caribbean Cruises Ltd. ...........................         300       6,948
                                                                       ---------
                                                                          22,892
                                                                       ---------

Retail-General Merchandise - 3.0%
Bed Bath & Beyond, Inc.(a) .............................         300      11,643
Target Corp. ...........................................         400      15,136
Tiffany & Co. ..........................................         300       9,804
Wal-Mart Stores, Inc. ..................................         600      32,202
                                                                       ---------
                                                                          68,785
                                                                       ---------
                                                                         142,057
                                                                       ---------

Energy - 5.0%
Domestic Producers - 2.9%
Devon Energy Corp. .....................................         600      32,040
Kerr-McGee Corp. .......................................         400      17,920
Noble Energy, Inc. .....................................         400      15,120
                                                                       ---------
                                                                          65,080
                                                                       ---------
Oil - Intergrated Domestic - 0.8%
Helmerich & Payne ......................................         600      17,520
                                                                       ---------

Miscellaneous - 1.3%
Valero Energy Corp. ....................................         400      14,532
Western Gas Resources, Inc. ............................         400      15,840
                                                                       ---------
                                                                          30,372
                                                                       ---------
                                                                         112,972
                                                                       ---------

Consumer Staples - 3.5%
Beverages - 1.4%
Anheuser-Busch Cos., Inc. ..............................         600      30,630
                                                                       ---------

Cosmetics - 0.8%
Avon Products, Inc. ....................................         300      18,660
                                                                       ---------

Food - 0.1%
Kraft Foods, Inc. Cl.A .................................         100       3,255
                                                                       ---------

Household Products - 1.2%
Procter & Gamble Co. ...................................         300      26,754
                                                                       ---------
                                                                          79,299
                                                                       ---------

Capital Goods - 1.9%
Machinery - 0.9%
ITT Industries, Inc. ...................................         300      19,638
                                                                       ---------

Miscellaneous - 1.0%
General Electric Co ....................................         600      17,208
United Technologies Corp. ..............................         100       7,083
                                                                       ---------
                                                                          24,291
                                                                       ---------
                                                                          43,929
                                                                       ---------

Basic Industry - 1.3%
Chemicals - 1.3%
E. I. du Pont de Nemours and Co. .......................         700      29,148
                                                                       ---------

Company                                                     Shares  U.S. $ Value
--------------------------------------------------------------------------------

Consumer Manufacturing - 0.9%
Building & Related - 0.6%
American Standard Companies, Inc.(a) ...................         200   $  14,786
                                                                       ---------

Miscellaneous - 0.3%
Newell Rubbermaid, Inc. ................................         200       5,600
                                                                       ---------
                                                                          20,386
                                                                       ---------

Multi Industry Companies - 0.9%
Danaher Corp. ..........................................         300      20,415
                                                                       ---------

Transportation - 0.8%
Railroads - 0.8%
Union Pacific Corp. ....................................         300      17,406
                                                                       ---------

Total United States Investments
     (cost $1,034,878) .................................               1,229,862
                                                                       ---------

Foreign Investments - 44.8%
Bermuda - 0.5%
Marvell Technology Group, Ltd. .........................         300      10,311
                                                                       ---------

Brazil -1.4%
Aracruz Celulose, SA (ADR) .............................         800      16,848
Petroleo Brasileiro, SA(a) .............................         700      13,832
                                                                       ---------
                                                                          30,680
                                                                       ---------

Finland - 0.4%
Nokia Oyj (ADR) ........................................         600       9,858
                                                                       ---------

France - 4.1%
Alcatel, SA ............................................         400       3,606
Arcelor ................................................         537       6,222
Carrefour, SA ..........................................         183       8,969
Dassault Systemes, SA ..................................         100       3,284
France Telecom SA (ADR) ................................         400       9,860
L'Oreal, SA ............................................         172      12,128
LVMH Moet Hennessy Louis Vuitton, SA ...................         173       8,580
Sanofi-Synthelabo, SA(a) ...............................         323      18,917
Schneider Electric, SA .................................         480      22,567
                                                                       ---------
                                                                          94,133
                                                                       ---------

Germany - 3.6%
Altana AG ..............................................         239      14,958
Bayerische Motoren Werke AG ............................         599      23,009
Infineon Technologies AG ...............................         400       3,844
Porsche AG (Preferred) .................................          68      28,658
SAP AG .................................................         387      11,308
                                                                       ---------
                                                                          81,777
                                                                       ---------

Hong Kong - 0.5%
Johnson Electric Holdings, Ltd. ........................       7,000       8,662
Legend Holdings Group, Ltd. ............................      10,000       3,334
                                                                       ---------
                                                                          11,996
                                                                       ---------

Company                                                     Shares  U.S. $ Value
--------------------------------------------------------------------------------

Ireland - 0.6%
CRH Plc ................................................         893   $  14,059
                                                                       ---------

Italy - 0.4%
Telecom Italia SpA .....................................       1,062       9,610
                                                                       ---------

Japan - 12.3%
Daikin Industries, Ltd. ................................       1,000      18,363
DDI Corp. ..............................................           1       3,873
Fanuc, Ltd. ............................................         300      14,866
Fujitsi, Ltd. ..........................................       1,000       4,097
Hoya Corp. .............................................         200      13,775
ITO EN, Ltd. ...........................................         200       6,713
JSR Corp. ..............................................       2,000      24,301
Kao Corp. ..............................................       1,000      18,613
Keyence Corp. ..........................................          10       1,832
Marui Co., Ltd. ........................................         400       3,555
Mitsubishi Corp. .......................................       2,000      13,875
Mitsubishi Tokyo Financial Group, Inc. .................           7      31,655
Nitto Denko Corp. ......................................         200       6,546
Nomura Holdings, Inc. ..................................       2,000      25,384
Ricoh Co., Ltd. ........................................       1,000      16,340
Seiko Epson Corp. ......................................         100       2,973
Shin-Etsu Chemical Co., Ltd. ...........................         500      17,073
Shionogi & Co., Ltd. ...................................       1,000      13,550
Sumitomo Trust and Banking Co., Ltd. ...................       9,000      31,106
Takeda Chemical Industries, Ltd. .......................         300      11,068
                                                                       ---------
                                                                         279,558
                                                                       ---------

Netherlands - 2.5%
IHC Caland NV ..........................................         666      34,003
ING Groep NV ...........................................       1,300      22,587
                                                                       ---------
                                                                          56,590
                                                                       ---------
Russia - 1.7%
Lukoil Holdings (ADR) ..................................         236      18,644
Yukos (ADR) ............................................         375      21,000
                                                                       ---------
                                                                          39,644
                                                                       ---------
South Korea - 0.2%
Samsung Electronics Co., Ltd.(GDR) (b) .................          30       4,458
                                                                       ---------

Sweden - 0.8%
Atlas Copco AB Cl. A ...................................         512      12,952
Sandvik AB .............................................         164       4,292
                                                                       ---------
                                                                          17,244
                                                                       ---------

Switzerland - 4.5%
Adecco, SA .............................................         206       8,486
Credit Suisse Group ....................................       2,165      56,980
Serono SA (ADR) ........................................         600       8,736
Swiss Re ...............................................         500      27,703
                                                                       ---------
                                                                         101,905
                                                                       ---------

Taiwan - 0.7%
Siliconware Precision Ind. (ADR)(a) ....................       1,200       3,840
Taiwan Semiconductor Manufacturing Co. Ltd.  (ADR) (a) .       1,200      12,096
                                                                       ---------
                                                                          15,936
                                                                       ---------

    Company                                       Shares        U.S. $ Value
    -------------------------------------------------------------------------

    United Kingdom - 10.6%
    Anglo American Plc.                            1,564         $    23,937
    AstraZeneca Plc.                                 300              12,231
    Billiton Plc.                                  5,987              31,466
    BP Plc. (ADR)                                    650              27,313
    British Sky Broadcasting Group Plc.(a)         1,452              16,089
    Capita Group Plc.                              2,804              10,480
    Diageo Plc.                                    1,010              10,783
    Dixons Group Plc.                              5,045              10,989
    GlaxoSmithKline Plc.                             300              12,162
    Hilton Group Plc.                              1,671               5,067
    Pearson Plc.                                     830               7,752
    Reckitt Benckiser Plc.                           967              17,744
    Royal Bank of Scotland Group Plc.              1,600              44,884
    Vodafone Group Plc.                            4,832               9,448
                                                                -------------
                                                                     240,345
                                                                -------------

    Total Foreign Investments                                      1,018,104
                                                                -------------
         (cost $917,286)

    Total Investments - 98.9%
         (cost $1,952,164)                                         2,247,966
    Other assets less liabilities - 1.1%                              24,973
                                                                -------------
    Net Assets - 100%                                           $  2,272,939
                                                                ============

(a) Non-income producing security.
(b) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2003, these securities amounted to $4,458 or 0.2% of net assets.

    Glossary of Terms:
    ADR - American Depositary Receipt.
    GDR - Global Depositary Receipt.

    SECTOR BREAKDOWN
                                                                    Percent of
                                                             Total Investments
                                                   ----------------------------
    Finance                                                              23.5%
    Healthcare                                                           17.5%
    Technology                                                           12.4%
    Energy                                                               10.1%
    Consumer Services                                                     9.2%
    Consumer Staples                                                      7.2%
    Basic Industry                                                        6.6%
    Capital Goods                                                         5.9%
    Consumer Manufacturing                                                3.8%
    Multi Industry Companies                                              1.7%
    Transportation                                                        1.1%
    Utilities                                                             1.0%


    See notes to financial statements.


ALLIANCEBERNSTEIN GLOBAL GROWTH TRENDS FUND, INC.
STATEMENT OF ASSETS & LIABILITIES
June 30, 2003

Assets
Investments in securities, at value (cost $1,952,164) ............................................ $  2,247,966
Cash .............................................................................................       41,580
Foreign cash, at value (cost $646) ...............................................................          569
Due from Adviser .................................................................................       23,468
Receivable for investment securities sold ........................................................        7,418
Deferred offering costs ..........................................................................        3,050
Dividends receivable .............................................................................        2,172
                                                                                                     ----------
Total assets .....................................................................................    2,326,223
                                                                                                     ----------
Liabilities
Payable for investment securities purchased ......................................................        4,447
Distribution fee payable .........................................................................           22
Accrued expenses and other liabilities ...........................................................       48,815
                                                                                                     ----------
Total liabilities ................................................................................       53,284
                                                                                                     ----------
Net Assets .......................................................................................   $2,272,939
                                                                                                     ----------
Composition of Net Assets
Capital stock, at par.............................................................................  $       200
Additional paid-in capital .......................................................................    1,993,142
Undistributed net investment income ..............................................................        1,896
Accumulated net realized loss on investment and foreign currency transactions ....................      (18,092)
                                                                                                     ----------
Net unrealized appreciation of investments and foreign currency denominated assets
      and liabilities.............................................................................      295,793
                                                                                                     ----------
                                                                                                     $2,272,939
                                                                                                     ----------
Calculation of Maximum Offering
      Price Class A Shares
      Net asset value and
      redemption price per share
      ($1,133 / 100 shares of capital stock issued and outstanding) ..............................   $    11.33
Sales charge - 4.25% of public offering price
                                                                                                            .50
                                                                                                     ----------
Maximum offering price ...........................................................................   $    11.83
                                                                                                     ----------
Class B Shares
Net asset value and offering price per share
    ($1,126 / 100 shares of capital stock issued and outstanding) ................................   $    11.26
                                                                                                     ----------
Class C Shares
Net asset value and offering price per share
     ($1,126 / 100 shares of capital stock issued and outstanding) ...............................   $    11.26
                                                                                                     ----------
Advisor Class Shares
Net asset value, redemption and offering price per share
     ($2,269,554 / 199,700 shares of capital stock issued and outstanding) .......................   $    11.36
                                                                                                     ----------


      See notes to financial statements.

ALLIANCEBERNSTEIN GLOBAL GROWTH TRENDS FUND, INC.
STATEMENT OF OPERATIONS
July 22, 2002* to June 30, 2003


Investment Income
Dividends (net of foreign taxes
   withheld of $2,736) ........................................     $30,984
Interest ......................................................         231       $ 31,215
                                                                   --------
Expenses
Advisory fee ...................................................     19,240
Distribution fee - Class A .....................................          3
Distribution fee - Class B .....................................         10
Distribution fee - Class C .....................................         10
Administrative .................................................    127,800
Amortization of offering cost ..................................     47,553
Audit and legal ................................................     47,131
Organization expenses ..........................................     29,000
Custodian ......................................................     21,037
Transfer agency ................................................     18,000
Directors' fees ................................................     14,342
Printing .......................................................      9,002
Registration fee ...............................................        162
Miscellaneous ..................................................      3,093
                                                                   --------
Total expenses .................................................    336,383
Less: expenses waived and reimbursed by the Adviser (see Note B)   (309,424)
                                                                   --------
Net expenses ...................................................                    26,959
                                                                                  --------
Net investment income ..........................................                     4,256
                                                                                  --------
Realized and Unrealized Gain (Loss) on
Investment and Foreign Currency Transactions
Net realized loss on:
   Investment transactions .....................................                   (18,092)
   Foreign currency transactions ...............................                    (9,018)
Net change in unrealized appreciation/depreciation of:
   Investments .................................................                   295,802
Foreign currency denominated assets and liabilities.............                        (9)
                                                                                  --------
Net gain on investment and foreign currency transactions .......                   268,683
                                                                                  --------
Net Increase in Net Assets from
     Operations ................................................                  $272,939
                                                                                  --------



* Commencement of operations.
See notes to financial statements.

ALLIANCEBERNSTEIN GLOBAL GROWTH TRENDS FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS

                                                                                         July 22, 2002*
                                                                                               to
                                                                                          June 30, 2003
                                                                                         ---------------
Increase (Decrease) in Net Assets from Operations
Net investment income ..................................................................   $    4,256
Net realized loss on investment and foreign currency transactions ......................      (27,110)
Net change in unrealized appreciation/depreciation of investments and foreign currency
   denominated assets and liabilities ..................................................      295,793
                                                                                           ----------
Net increase in net assets from
    operations .........................................................................      272,939
Capital Stock Transactions
Net increase ...........................................................................    1,900,000
                                                                                           ----------
Total increase .........................................................................    2,172,939
Net Assets
Beginning of period ....................................................................      100,000
                                                                                           ----------
End of period (including undistributed net investment income of $1,896 at June 30, 2003)   $2,272,939
                                                                                           ==========


* Commencement of operations.
See notes to financial statements.

ALLIANCEBERNSTEIN GLOBAL GROWTH TRENDS FUND, INC.
NOTES TO FINANCIAL STATEMENTS
June 30, 2003

NOTE A
Significant Accounting Policies
AllianceBernstein Global Growth Trends Fund, Inc. (the "Fund"), formerly Alliance Global Growth Trends Fund, Inc., was organized under the laws of the State of Maryland on March 22, 2002. The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund commenced operations on July 22, 2002. The Fund offers Class A, Class B, Class C and Advisor Class shares. Prior to commencement of operations on July 22, 2002, the Fund had no operations other than the sale to Alliance Capital Management L.P. (the "Adviser") on July 17, 2002, of 10 shares each of Class A, Class B and Class C shares for $100 each, and 9,970 shares of Advisor Class Shares for $99,700. As of June 30, 2003, the Adviser was the only shareholder in the Fund. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation
In accordance with Pricing Policies adopted by the Board of Directors of the Fund (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Directors has delegated to the Adviser, subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value in accordance with the Pricing Policies. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market,(but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.

2. Currency Translation
Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes
It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Organization and Offering Expenses
Organization expenses of $29,000 were charged to the Fund as incurred prior to commencement of operations and reimbursed by the Adviser. Offering expenses of approximately $50,603 have been deferred and are being amortized on a straight-line basis over a one year period.

5. Investment Income and Investment Transactions
Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts as adjustments to interest income.

6. Income and Expenses
All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares and Advisor Class shares. Advisor Class shares have no distribution fees.

7. Dividends and Distributions
Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B
Advisory Fee and Other Transactions with Affiliates
Under the terms of an investment advisory agreement, the Fund pays the Adviser a monthly fee at an annual rate of 1.00% of the first $5 billion of the Fund's average daily net assets, .95% of the excess over $5 billion up to $7.5 billion of the Fund's average daily net assets, .90% of the excess over $7.5 billion up to $10 billion of the Fund's average daily net assets and .85% of the excess over $10 billion of the Fund's average daily net assets. Such fee is accrued daily and paid monthly.

The Fund and the Adviser have entered into an Expense Limitation Agreement (the "Agreement"), dated July 15, 2002, under which the Adviser has agreed to waive its fees and, if necessary, reimburse expenses for the period from March 22, 2002 (date of organization of the Fund) to August 31, 2003, to the extent necessary to prevent total fund operating expenses from exceeding the annual rate of 1.70% of average daily net assets for Class A shares, 2.40% of average daily net assets for Class B shares and Class C shares, and 1.40% of average daily net assets for Advisor Class shares. For the period ended June 30, 2003, such reimbursement amounted to $163,624. Under the Agreement, any waivers or reimbursements made by the Adviser during this period are subject to repayment by the Fund in subsequent periods, but no later than August 31, 2005, provided that repayment does not result in the Fund's aggregate expenses exceeding the foregoing expense limitations. Further, the aggregate repayment to the Adviser will not exceed the sum of the Fund's organization costs and initial offering expenses. For the period ended June 30, 2003, expenses in the amount of $76,553 were waived and reimbursed by the Adviser that are subject to repayment.

Pursuant to the advisory agreement, the Adviser provides certain legal and accounting services for the Fund. For the period ended June 30, 2003, the Adviser agreed to waive its fees for such services. Such waiver amounted to $127,800.

The Fund compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. For the period ended June 30, 2003, the transfer agent agreed to waive its fees for such services. Such waiver amounted to $18,000.

AllianceBernstein Investment Research & Management, Inc., (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it received no front-end sales charges from the sale of Class A shares nor contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares for the period ended June 30, 2003.

Brokerage commissions paid on investment transactions for the period ended June 30, 2003, amounted to $8,454, none of which was paid to Sanford C. Bernstein & Co. LLC, an affiliate of the Adviser.

NOTE C
Distribution Services Agreement
The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund's average daily net assets attributable to Class A shares and 1% of the Fund's average daily net assets attributable to Class B and Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D
Investment Transactions
Purchases and sales of investment securities (excluding short-term investments) for the period ended June 30, 2003, were as follows:

                                                Purchases           Sales
                                               ----------         ---------

Investment securities (excluding
  U.S. government securities).................  $3,201,448        $1,229,928
U.S. government securities....................          -0-               -0-

At June 30, 2003, the cost of investments for federal income tax purposes, gross unrealized appreciation and gross unrealized depreciation (excluding foreign currency transactions) are as follows:

Cost..........................................      $ 1,954,388
                                                    -----------
Gross unrealized appreciation.................      $   316,712
Gross unrealized depreciation.................          (23,143)
                                                    -----------
Net unrealized appreciation....................     $   293,569
                                                    -----------

NOTE E
Capital Stock
There are 24,000,000,000 shares of $0.001 par value capital stock authorized, divided into four classes, designated Class A, Class B, Class C and Advisor Class shares. Each class consists of 6,000,000,000 authorized shares. Transactions in capital stock were as follows:

                                        Shares                              Amount
                                    July 22, 2002(a)                   July 22, 2002(a)
                                    to June 30, 2003                   to June 30, 2003
                                    ----------------                   ----------------
Class A
Shares sold .                               90                           $      900
                                    ----------                           ----------
Net increase                                90                           $      900
                                                                         ==========
Class B
Shares sold .                               90                           $      900
                                    ----------                           ----------
Net increase                                90                           $      900
                                                                         ==========
Class C
Shares sold .                               90                           $      900
                                    ----------                           ----------
Net increase                                90                           $      900
                                                                         ==========
Advisor Class
Shares sold .                          189,730                           $1,897,300
                                    ----------                           ----------
Net increase                           189,730                           $1,897,300
                                    ==========                           ==========

(a) Commencement of operations.


NOTE F
Joint Credit Facility
A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the period ended June 30, 2003.

NOTE G
Concentration of Risk
Investing in securities of foreign companies involves special risks which include revaluation of currencies and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those of comparable United States companies.


Note H
Distributable Earnings
As of June 30, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income.............             $        6,845
Accumulated capital and other losses (a)..                    (20,817)
Unrealized appreciation/(depreciation).(b).                   293,569
                                                       --------------
Total accumulated earnings/(deficit)......             $      279,597
                                                       --------------

(a) On June 30, 2003, the Fund had a net capital loss carryforward of $13,667, all of which expires in the year 2011. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. Net capital and currency losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended June 30, 2003, the Fund deferred to July 1, 2003 post October capital losses of $2,201 and currency losses of $1,671.

(b) The difference between book basis and tax basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

During the current fiscal year, permanent differences, primarily due to nondeductible expenses and foreign exchange reclassifications resulted in a net decrease in undistributed net investment income, a decrease in accumulated net realized loss on investments and foreign currency transactions and a corresponding decrease in additional paid-in capital. This reclassification had no effect on net assets.

ALLIANCEBERNSTEIN GLOBAL GROWTH TRENDS FUND, INC.

FINANCIAL HIGHLIGHTS

Selected Data For a Share Of Capital Stock Outstanding Throughout the Period


                                                                                                             Advisor
                                                         Class A          Class B           Class C            Class
                                                        July 22,         July 22,           July 22,        July 22,
                                                     2002 (a) to      2002 (a) to        2002 (a) to     2002 (a) to
                                                        June 30,         June 30,           June 30,        June 30,
                                                            2003             2003               2003            2003
                                                     -----------      -----------        -----------     -----------

Net asset value, beginning of period ...............   $   10.00       $   10.00          $   10.00         $  10.00
                                                       ---------       ---------          ---------         --------
Income from Investment Operations
Net investment income (loss) (b) ...................        (.01)           (.07)              (.07)             .02
Net realized and unrealized gain on
   investment and foreign currency
   transactions ....................................        1.34            1.33               1.33             1.34
                                                       ---------       ---------          ---------         --------
Net increase in net asset value from
   operations ......................................        1.33            1.26               1.26             1.36

Net asset value, end of period .....................   $   11.33       $   11.26          $   11.26         $  11.36
                                                       ---------       ---------          ---------         --------
                                                       ---------       ---------          ---------         --------
Total Return
Total investment return based on net
   asset value (c) .................................       13.30%          12.60%             12.60%           13.60%
Ratios/Supplemental Data
   Net assets, end of period
   (000's omitted) .........................           $       1        $      1          $       1        $   2,270
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements ................................        1.70%(d)        2.40%(d)           2.40%(d)         1.40%(d)
   Expenses, before waivers/
     reimbursements ................................       19.19%(d)       19.94%(d)          19.94%(d)        17.42%(d)
   Net investment income (loss) ....................        (.07)%(d)       (.78)%(d)          (.78)%(d)         .22%(d)
Portfolio turnover rate ............................          62%             62%                62%              62%


(a) Commencement of operations.

(b) Based on average shares outstanding.

(c) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(d) Annualized.

                         Report of Independent Auditors




To the Board of Directors and Shareholders of AllianceBernstein Global Growth Trends Fund, Inc.


In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AllianceBernstein Global Growth Trends Fund, Inc. (the "Fund") at June 30, 2003, and the results of its operations, the changes in its net assets and the financial highlights for the period July 22, 2002 (commencement of operations) through June 30, 2003 in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at June 30, 2003 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
August 14, 2003

                               BOARD OF DIRECTORS


John D. Carifa, Chairman and President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
William H. Foulk, Jr.(1)
Clifford L. Michel(1)
Donald J. Robinson(1)

OFFICERS
Michael R. Baldwin, Senior Vice President
Norman M. Fidel, Senior Vice President
Paul C. Rissman, Senior Vice President
Robert Alster, Vice President
Thomas J. Bardong, Vice President
Russell Brody, Vice President
Gina M. Griffin, Vice President
Thomas A. Schmitt, Vice President
Francis X. Suozzi, Vice President
Janet A. Walsh, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer and Chief Financial Officer
Vincent S. Noto, Controller

Custodian
Bank of New York
One Wall Street
New York, NY 10286

Principal Underwriter
AllianceBernstein Investment Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel
Seward & Kissell LLP
One Battery Park Plaza
New York, NY 10004

Independent Auditors
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036-2798

Transfer Agent
Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll Free: (800) 221-5672

(1)  Member of the Audit Committee

MANAGEMENT OF THE FUND

Board of Directors Information
The business and affairs of the Fund are managed under the direction of the Board of Directors. Certain information concerning the Fund's Directors is set forth below.


NAME, ADDRESS,                         PRINCIPAL                        PORTFOLIOS            OTHER
AGE OF DIRECTOR                        OCCUPATION(S)                    IN FUND                      DIRECTORSHIPS
(YEARS OF                              DURING PAST                      COMPLEX                     HELD BY
SERVICE*)                              5 YEARS                          OVERSEEN BY                 DIRECTOR
                                                                        DIRECTOR
INTERESTED DIRECTOR
John D. Carifa, **, 58                 President, Chief Operating                       113          None
1345 Avenue of the Americas            Officer and a Director of
New York, NY 10105                     Alliance Capital Management
(1)                                    Corporation ("ACMC"), with which
                                       he has been associated with since
                                       prior to 1998.

DISINTERESTED DIRECTORS

Ruth Block, #+, 72                     Formerly an Executive Vice                        94          None
P.O. Box 4623                          President and Chief Insurance
Stamford, CT 06903                     Officer of The Equitable Life
(1)                                    Assurance Society of the United
                                       States; Chairman and Chief Executive
                                       Officer of Evlico. Formerly a Director of
                                       Avon, BP Amoco Corporation (oil and gas),
                                       Ecolab Incorporated (specialty
                                       chemicals), Tandem Financial Group and
                                       Donaldson, Lufkin & Jenrette Securities
                                       Corporation. Formerly Governor at Large
                                       National Association of Securities
                                       Dealers, Inc.


David H. Dievler, #+, 73               Independent Consultant. Until                     98          None
P.O. Box 167                           December 1994, Senior Vice
Spring Lake, NJ 07762 (1)              President of ACMC responsible for
                                       mutual fund administration. Prior
                                       to joining ACMC in 1984, Chief
                                       Financial Officer of Eberstadt
                                       Asset Management since 1968.
                                       Prior to that, Senior Manager at
                                       Price Waterhouse & Co.  Member of
                                       the American Institute of
                                       Certified Public Accountants
                                       since 1953.

John H. Dobkin, #+, 61                 Consultant. Formerly President of                 95          None
P.O. Box 12                            Save Venice, Inc. from 2001-2002,
Annandale, NY 12504(1)                 Senior Advisor from June
                                       1999-June 2000 and President of Historic
                                       Hudson Valley from December 1989-May
                                       1999. Previously, Director of the
                                       National Academy of Design and during
                                       1988-1992, Director and Chairman of the
                                       Audit Committee of ACMC.

William H. Foulk, Jr., #+, 70          Investment Adviser and                            110         None
2 Sound View Drive                     Independent Consultant. Formerly
Suite 100                              Senior Manager of Barrett
Greenwich, CT 06830                    Associates, Inc., a registered
(1)                                    investment adviser, with which he
                                       had been associated since prior to 1998.
                                       Formerly Deputy Comptroller of the State
                                       of New York and, prior thereto, Chief
                                       Investment Officer of the New York Bank
                                       for Savings.


Clifford L. Michel, #+, 64             Senior Counsel of the law firm of                  94         Placer Dome, Inc.
15 St. Bernard's Road                  Cahill Gordon & Reindel since
Gladstone, NJ 07934                    February 2001 and a partner of
(1)                                    that firm for more than
                                       twenty-five years prior thereto.
                                       President and Chief Executive
                                       Officer of Wenonah Development
                                       Company (investments) and a
                                       Director of Placer Dome, Inc.
                                       (mining).

Donald J. Robinson, #+, 69             Senior Counsel to the law firm of                  93         None
98 Hell's Peak Road                    Orrick, Herrington & Sutcliffe
Weston, VT 05161                       LLP since prior to 1998. Formerly
(1)                                    a senior partner and a member of
                                       the Executive Committee of that firm.
                                       Formerly a member and Chairman of the
                                       Municipal Securities Rulemaking Board and
                                       a Trustee of the Museum of the City of
                                       New York.

*  There is no stated term of office for the Fund's Directors.
** Mr. Carifa is an "interested director", as defined in the 1940 Act, due to his position as President and Chief Operating Officer of ACMC, the Fund's investment adviser.
#  Member of the Audit Committee.
+  Member of the Nominating Committee.



Officer Information
Certain information concerning the Fund's Officers is set forth below.

NAME, ADDRESS* AND AGE                 POSITION(S) HELD WITH       PRINCIPAL OCCUPATION DURING PAST 5 YEARS**
                                       FUND

John D. Carifa,     58                 Chairman & President        See biography above.

Michael R. Baldwin, 45                 Senior Vice President       Senior Vice President of ACMC, with which he has
                                                                   been associated since prior to 1998.

Norman M. Fidel, 57                    Senior Vice President       Senior Vice President of ACMC, with which he has
                                                                   been associated since prior to 1998.

Paul C. Rissman, 46                    Senior Vice President       Executive Vice President of ACMC, with which he
                                                                   has been associated since prior to 1998.

Robert Alster, 42                      Vice President              Senior Vice President of ACMC and Director of
                                                                   European Equity Research since 2000.
                                                                   Previously, he was a Global Capital Goods
                                                                   Analyst at UBS Brinson from 1999 to 2000.  Prior
                                                                   thereto he also was a Global Capital Goods
                                                                   Analyst at American Express Asset Management
                                                                   since prior to 1998.
Thomas J. Bardong, 58                  Vice President              Senior Vice President of ACMC, with which he has
                                                                   been associated since prior to 1998.

Russell Brody, 36                      Vice President              Vice President of ACMC, with which he has been
                                                                   associated since 1998.

Gina M. Griffin, 43                    Vice President              Senior Vice President of ACMC, with which she
                                                                   has associated since prior to 1998.

Thomas A. Schmitt, 46                  Vice President              Senior Vice President of ACMC, with which he has
                                                                   been associated since prior to 1998.


Francis X. Suozzi, 46                  Vice President              Senior Vice President of ACMC, with which he has
                                                                   been associated since prior to 1998.

Janet A. Walsh, 41                     Vice President              Senior Vice President of ACMC, with which she
                                                                   has been associated since prior to 1998.

Edmund P. Bergan, Jr., 53              Secretary                   Senior Vice President and General Counsel of
                                                                   AllianceBernstein Investment Research and
                                                                   Management, Inc. ("ABIRM") and Alliance Global
                                                                   Investor Services, Inc. ("AGIS"), with which he
                                                                   has been associated since prior to 1998.

Mark D. Gersten, 52                    Treasurer and Chief         Senior Vice President of AGIS and a Vice
                                       Financial Officer           President of ABIRM, with which he has been
                                                                   associated since prior to 1998.

Vincent S. Noto, 38                    Controller                  Vice President of AGIS, with which he has been
                                                                   associated since prior to 1998.

*  The address for each of the Fund's Officers is 1345 Avenue of the Americas, New York, NY 10105.

** ACMC, ABIRM and AGIS are affiliates of the Fund.

The Fund's Statement of Additional Information ("SAI") has additional information about the Fund's Directors and Officers and is available without charge upon request. Contact your financial representative or Alliance Capital at 1-800-227-4618 for a free prospectus or SAI.


ITEM 2.  CODE OF ETHICS.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.


(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10.  EXHIBITS.

The following exhibits are attached to this Form N-CSR:

     Exhibit No.      DESCRIPTION OF EXHIBIT

     10 (b) (1)       Certification of Principal Executive Officer Pursuant to
                      Section 302 of the Sarbanes-Oxley Act of 2002

     10 (b) (2)       Certification of Principal Financial Officer Pursuant to
                      Section 302 of the Sarbanes-Oxley Act of 2002

     10 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Global Growth Trends Fund, Inc.

By:      /s/John D. Carifa
         ---------------------------------
         John D. Carifa
         President


Date: August 22, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/John D. Carifa
         ---------------------------------
         John D. Carifa
         President


Date: August 22, 2003


By:      /s/Mark D. Gersten
         -------------------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer


Date:  August 22, 2003